PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment.
Gross property, plant and equipment	$ 724.2	$ 629.5
Less: Accumulated depreciation	(334.8)	(312.2)
Net property, plant and equipment	389.4	317.3
Depreciation	39.6	39.0	$ 47.0
Property
Property, plant and equipment.
Gross property, plant and equipment	40.9	39.6
Plant
Property, plant and equipment.
Gross property, plant and equipment	168.1	161.3
Equipment
Property, plant and equipment.
Gross property, plant and equipment	358.3	337.3
Leasehold improvements
Property, plant and equipment.
Gross property, plant and equipment	55.8	49.1
Construction in progress
Property, plant and equipment.
Gross property, plant and equipment	$ 101.1	$ 42.2